LEASE	12 Months Ended
Dec. 31, 2019
LEASE
LEASE

11.         LEASE

Operating lease as lessee

The Group enters into operating leases primarily for general office space. The Group’s leases typically have original terms not exceeding 5 years. These leases have remaining lease terms of 1 year to 3 years, some of which include options to extend the leases for up to 5 years, and some of which include options to terminate the leases within 1 year.

Lease costs are included in general and administrative expenses. Operating lease expenses were RMB 5,432, RMB 8,455 and RMB 20,139 for the years ended December 31, 2017, 2018 and 2019, respectively.

Supplemental cash flow information related to leases was as follows:

Year ended,
December 31, 2019
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	22,896
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	29,667

The following table shows ROU assets and lease liabilities as of December 31, 2019 (except lease term and discount rate):

Year ended,
December 31, 2019
RMB
Right-of-use assets	55,362
Operating lease liabilities-current	21,020
Operating lease liabilities-non current	31,184

Year ended,
December 31, 2019
RMB
Weighted-average remaining lease term	2.27
Weighted-average discount rate	9.88%

11.         LEASE – continued

Operating lease as lessee – continued

The maturities of operating lease liabilities as of December 31, 2019 under ASC 842, are as follows:

Years ending	RMB
2020	26,157
2021	26,260
2022	5,177
2023	269
2024 and thereafter	—
Total undiscounted lease payments	57,863
Imputed interest	(5,659)
Total lease liabilities	52,204

As of December 31, 2019, the Group had additional operating leases for office rent, which will commence on February 16, 2020 with lease terms of 3 years.

The undiscounted maturities of operating leases as of December 31, 2018 under ASC 840, are as follows:

Years ending	RMB

2019	13,118
2020	8,009
2021	4,280
2022	1,353
2023 and thereafter	336